Stock-Based Plans - Range of Exercise Prices and Intrinsic Value Related to Options Outstanding (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Number Options Outstanding (in shares) | shares	5,069,956
Weighted Average Remaining Contractual Life	6 years 3 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 60.08
Number Options Exercisable (in shares) | shares	3,323,462
Weighted Average Remaining Contractual Life, Exercisable	5 years 2 months 12 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 63.41
Options outstanding, aggregate intrinsic value | $	$ 6
Options exercisable, aggregate intrinsic value | $	$ 4
$30.46 - $35.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of Exercise Prices, low end of range (in dollars per share)	$ 30.46
Range of Exercise Prices, high end of range (in dollars per share)	$ 35.00
Number Options Outstanding (in shares) | shares	76,750
Weighted Average Remaining Contractual Life	1 year 2 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 30.46
Number Options Exercisable (in shares) | shares	76,750
Weighted Average Remaining Contractual Life, Exercisable	1 year 2 months 12 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 30.46
$42.75 - $62.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of Exercise Prices, low end of range (in dollars per share)	42.75
Range of Exercise Prices, high end of range (in dollars per share)	$ 62.50
Number Options Outstanding (in shares) | shares	3,940,424
Weighted Average Remaining Contractual Life	6 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 56.53
Number Options Exercisable (in shares) | shares	2,193,930
Weighted Average Remaining Contractual Life, Exercisable	5 years 7 months 6 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 58.74
$68.36 - $80.12
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of Exercise Prices, low end of range (in dollars per share)	68.36
Range of Exercise Prices, high end of range (in dollars per share)	$ 80.12
Number Options Outstanding (in shares) | shares	1,052,782
Weighted Average Remaining Contractual Life	4 years 7 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 75.54
Number Options Exercisable (in shares) | shares	1,052,782
Weighted Average Remaining Contractual Life, Exercisable	4 years 7 months 6 days
Weighted Average Exercise Price Per Share (in dollars per share)	$ 75.54